DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			1 Months Ended	3 Months Ended	9 Months Ended
	Jan. 29, 2021 USD ($) $ / shares shares	Nov. 18, 2020 item	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 shares	Sep. 30, 2021 USD ($) $ / shares shares	Nov. 13, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsidiary, Sale of Stock [Line Items]
Cash held outside the Trust Account			$ 62,676,000		$ 65,475,000		$ 11,956,000	$ 26,441,000
HEALTHCOR CATALIO ACQUISITION CORP
Subsidiary, Sale of Stock [Line Items]
Sale of 20,700,000 Units, net of underwriting discounts and offering expenses (in shares) | shares				20,700,000
Proceeds from sale of Private Placement Shares					6,140,000
Transaction Costs			11,928,907		11,928,907
Underwriting fees	$ 4,140,000		4,140,000		4,140,000
Deferred underwriting fee payable	7,245,000		7,245,000		7,245,000
Other offering costs	543,907		$ 543,907		543,907
Condition for future business combination number of businesses minimum | item		1
Payments for investment of cash in Trust Account					$ 207,000,000
Condition for future business combination use of proceeds percentage			80		80
Obligation to redeem public shares if entity does not complete a business combination (as a percent)					100.00%
Condition for future business combination threshold percentage ownership			50		50
Condition for future business combination threshold net tangible assets			$ 5,000,001		$ 5,000,001
Redemption limit percentage without prior consent			15		15
Months to complete acquisition			24 months
Redemption period upon closure			10 days		10 days
Redemption percentage upon outstanding shares					100.00%
Maximum allowed dissolution expenses			$ 100,000		$ 100,000
Cash held outside the Trust Account					525,404
Working capital deficit					1,018,818
Legal accruals					1,900,000
Contingent payment					1,415,000
HEALTHCOR CATALIO ACQUISITION CORP | Sponsor
Subsidiary, Sale of Stock [Line Items]
Maximum amount agreed to provide loans						$ 1,000,000
HEALTHCOR CATALIO ACQUISITION CORP | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Transaction Costs	$ 11,928,907
Private Placement Warrants | HEALTHCOR CATALIO ACQUISITION CORP
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placement Shares					$ 4,410,000
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Obligation to redeem public shares if entity does not complete a business combination (as a percent)			100.00%
Public Warrants | HEALTHCOR CATALIO ACQUISITION CORP
Subsidiary, Sale of Stock [Line Items]
Obligation to redeem public shares if entity does not complete a business combination (as a percent)			100.00%
Initial Public Offering | HEALTHCOR CATALIO ACQUISITION CORP
Subsidiary, Sale of Stock [Line Items]
Sale of 20,700,000 Units, net of underwriting discounts and offering expenses (in shares) | shares	20,700,000				20,700,000
Purchase price, per unit | $ / shares	$ 10.00		$ 10.00		$ 10.00
Proceeds from issuance initial public offering	$ 207,000,000
Payments for investment of cash in Trust Account	$ 207,000,000
Initial Public Offering | Public Warrants | HEALTHCOR CATALIO ACQUISITION CORP | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of 20,700,000 Units, net of underwriting discounts and offering expenses (in shares) | shares	20,700,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 207,000,000
Payments for investment of cash in Trust Account	$ 207,000,000
Private Placement | HEALTHCOR CATALIO ACQUISITION CORP
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placement Shares			$ 4,410,000		$ 4,410,000
Private Placement | Private Placement Warrants | HEALTHCOR CATALIO ACQUISITION CORP
Subsidiary, Sale of Stock [Line Items]
Sale of 614,000 Private Placement Units, Net | shares			614,000	614,000	614,000
Price of warrant | $ / shares			$ 10.00		$ 10.00
Proceeds from sale of Private Placement Shares			$ 6,140,000		$ 6,140,000
Over-allotment option | HEALTHCOR CATALIO ACQUISITION CORP
Subsidiary, Sale of Stock [Line Items]
Sale of 20,700,000 Units, net of underwriting discounts and offering expenses (in shares) | shares	2,700,000				2,700,000
Purchase price, per unit | $ / shares	$ 10.00
Over-allotment option | Private Placement Warrants | HEALTHCOR CATALIO ACQUISITION CORP
Subsidiary, Sale of Stock [Line Items]
Sale of 614,000 Private Placement Units, Net | shares					614,000
Price of warrant | $ / shares					$ 10.00
Proceeds from sale of Private Placement Shares					$ 6,140,000
Over-allotment option | Public Warrants | HEALTHCOR CATALIO ACQUISITION CORP | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of 20,700,000 Units, net of underwriting discounts and offering expenses (in shares) | shares	2,700,000
Purchase price, per unit | $ / shares	$ 10.00